NOTES PAYABLE	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5— NOTES PAYABLE

See Footnote 1 for the potential exchange of Series C Preferred stock to settle certain notes payable liabilities in connection with the Offering.

Non-Convertible Notes Payable

20% Cash Payment Notes

During the years ended December 31, 2022 and December 31, 2021, the Company issued eighteen non-convertible notes payable to individuals for a total face value of $2,076,158. The notes were due within 60 days from the dates of issuance, were interest free, with a 20% cash payment on the principal amount of the note and were unsecured. During the years ended December 31, 2024 and 2023, the Company repaid or refinanced cumulative principal of $1,283,521 and $156,000, respectively. The balance of the non-convertible 20% cash payment notes as of December 31, 2025 and 2024 is $2,965,429 (including accrued interest of $2,172,792) and $2,607,636 (including accrued interest $1,814,999) respectively. The Company incurred interest expense of $144,656 and $145,052 for the years ended December 31, 2025 and 2024, respectively.

PPP Loans

In 2020, the Company and its two subsidiaries received Paycheck Protection Plan (“PPP”) loans under the Cares Act totaling $1,386,580. The PPP loans were expected to be forgiven by the U.S. Small Business Association (“SBA”) and as such, were not made eligible for any distributions under the amended joint Plan of Reorganization which was approved on February 23, 2021(the “Plan”). The Plan further required the Company to file proper forgiveness applications with the SBA no later than February 19, 2021. The Company successfully filed for and received forgiveness confirmation for one of the PPP loans for $103,618 plus interest. The remaining two PPP loans forgiveness applications were not properly completed and filed. During the year ended December 31, 2024 the Company received forgiveness for one PPP loan for $812,324. The Company has reinitiated forgiveness applications with the SBA and expects the remaining loans to be forgiven in full. As of December 31, 2025 and December 31, 2024, the Company had a total of PPP loans payable of $0 and $471,300, respectively, including accrued interest. The Company received confirmation from the SBA of full forgiveness of the final PPP loan for $471,300 on April 24, 2025.

Other Non-Convertible Notes

As of December 31, 2025 and December 31, 2024, there were $1,305,704 and $2,239,019, respectively, of Other Non-Convertible Notes. The Notes have fixed interest rates that range up to 18%. At December 31, 2025, the Notes include $1,153,846 due to Thor Special Situations LLC (a related party to the Company’s Chief Executive Officer) and $151,858 due to the Company’s prior Chief Financial Officer. At December 31, 2024, the Notes include $1,626,983 due to the Company’s Chief Executive Officer, $151,858 due to the Company’s prior Chief Financial Officer, and $460,178 due to multiple unrelated parties. The Notes due to the Chief Executive Officer and prior Chief Financial Officer relate to deferred compensation, payments to third party service provides, and other normal course of business items. During the year ended December 31, 2025, the Company added $1,153,846 due to Thor Special Situations LLC (a related party to the Company’s Chief Executive Officer), wrote off the $460,179 balance due to multiple unrelated parties, incurred additional debt of $1,280,247 and made payments of $144,000 due to the Company Chief Executive Officer and exchanged $2,723,230 of this note to 35% convertible notes discussed below and $40,000 to 20% convertible notes.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Non-convertible notes payable as of December 31, 2025 and 2024 are comprised of the following:

	December 31, 2025	December 31, 2024
20% Cash Payment Notes	$2,965,429	$2,607,636
PPP Loans Payable	-	471,300
Other Non-Convertible Notes	1,305,704	2,239,019
Less current portion	(4,271,133)	(4,846,655)
Long term portion	$-	$471,300

Fees and discounts are deferred and amortized over the life of the non-convertible note payable. During the years ended December 31, 2025 and 2024, the Company recognized a total of $0 and $0, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2025 and 2024 was $0 and $0, respectively.

Convertible Notes Payable

10% OID Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.

The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.

Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.

At December 31, 2025 and 2024, the balance of 10% notes was $5,948,250 and $5,973,000, interest payable was $3,881,716 and $2,536,309, respectively. During the years ended December 31, 2025 and 2024, the company incurred interest expense of $1,070,685 and $1,048,304 in accrued interest, respectively.

35% OID Super Priority Senior Secured Convertible Notes

The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.

During the years ended 2025 and 2024 the Company issued 35% Notes with a face value of $3,877,076 and $969,706, respectively. During the year ended December 31, 2025, the Company exchanged $2,763,230 of a non-convertible note for $2,723,230 of 35% convertible notes and $40,000 of 20% convertible notes.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.

At December 31, 2025 and 2024, the balance of 35% notes was $10,447,244 and $5,600,462, respectively.

The original issuance discount, deferred financing costs and the relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the years ended December 31, 2025 and 2024, the Company recognized $0 and $0 in interest expense from the amortization of original issuance discounts, $0 and $0 in interest expense from the amortization of debt discounts from warrants, $0 and $0 from the amortization of deferred finance costs, and $0 and $0 in amortization of incentive shares, respectively.

20% OID Unsecured Convertible Notes Payable

The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 85% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.

The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price; or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein.

The 20% OID Notes are not convertible into shares of Series C Preferred Stock of the Company.

During the years ended December 31, 2025 and December 31, 2024, the Company issued 20% Notes with a face value of $967,500 and $2,427,500 ($2,171,875 in addition to $255,625 in default principal for Notes not paid by the original Maturity date) and original issuance discounts of $161,250 and $434,375 respectively for total cash of $2,382,500. As of December 31, 2025, the noteholders received warrants to purchase 4,467,188 shares of the Company’s common stock and 7,960,625 incentive shares of the Company’s common stock. As of December 31, 2024, the holders received warrants to purchase 1,967,875 shares of the Company’s common stock and 6,116,625 incentive shares of the Company’s common stock. At December 31, 2025 and 2024, the balance of 20% Notes was $3,573,750 and $2,427,500. Accrued interest totaled $703,749 and $211,229 at December 31, 2025 and 2024, respectively.

The original issuance discount, relative fair value of the warrants and incentive shares are being amortized to interest expense through maturity. During the years ended December 31, 2025 and December 31, 2024, the Company recognized $0 and $0, respectively in interest expense from the amortization of original issuance discounts of the 20% Notes and $0 and $0, respectively in amortization of incentive shares and $492,520 and $209,502 respectively in accrued interest on the 20% Notes.

Convertible notes payable as of December 31, 2025 and 2024 are comprised of the following:

	December 31, 2025	December 31, 2024
10% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at $0.75 per share	$5,948,250	$5,973,000
Amount 35% OID Super Priority Senior Convertible Notes Payable, due in 2 years from date of issuance, interest at 35%, secured by assets, convertible upon qualifying financing	10,447,244	5,600,462
20% OID Senior Convertible Notes Payable, past due, interest at 10%, secured by assets, convertible at max $1.00 per share	3,573,750	2,427,500
Total	19,969,244	14,000,962
Less: unamortized discounts	-	(214,812)
Total	$19,969,244	$13,786,150
Less current portion	(19,969,244)	(13,786,150)
Long-term portion	$-	$-

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

As a result of the issuance of the above convertible debt, the Company incurred approximately $527,051 in fees and commissions as well as $3,002,702 in original issuance discounts. Fees and discounts are deferred and amortized over the life of the related convertible note. During the years ended December 31, 2025 and 2024, the Company recognized a total of $0 and $85,000, respectively, from the amortization of original issuance debt discounts. The outstanding balance of debt discount at December 31, 2025 and 2024 was $0 and $0, respectively.